Related Party Transactions (Details) - USD ($)	1 Months Ended				6 Months Ended	12 Months Ended
	Jan. 17, 2022	Oct. 30, 2020	Sep. 24, 2020	Mar. 31, 2016	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Stock split, description			5-for-1 stock split.
Business combination amount					$ 8,650,000
Promissory Amount	$ 2,300,000
(in Dollars per share)	$ 0.10
Outstanding under the loans payable					3,461,000	$ 428,000
Sponsor loan					$ 109,000
Business combination, description					The Company may extend the initial period of time to consummate a Business Combination up to four times, each by an additional four months (for a total of 22 months to complete a Business Combination). In orderto extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $2,300,000 ($0.10 per Public Share), up to an aggregate of $9,200,000, or $0.10 per Public Share, on or prior to the date of the applicable deadline, for each four month extension. Any such payments would be made by the Sponsor pursuant to a non-interest bearing loan issued by the Company which would be due and payable on the consummation of the Business Combination out of the proceeds of the Trust Account released to the Company.	The Company may extend the period of time to consummate a Business Combination up to four times, each by an additional four months (for a total of 22 months to complete a Business Combination). It is the current intention of the Sponsor to exercise, at a minimum, two four-month extensions should a Business Combination not occur, as noted above, such that the life of the Company will be at least one year and one day from the issuance of the financial statement. In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $2,300,000 ($0.10 per Public Share), up to an aggregate of $9,200,000, or $0.10 per Public Share, on or prior to the date of the applicable deadline, for each four month extension. Any such payments would be made in the form of a non-interest bearing loan which would be due and payable on the consummation of the Business Combination out ofthe proceeds of the Trust Account released to the Company.
Company issued sponsor					$ 2,300,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loan						$ 4,300
Independent Directors [Member]
Related Party Transactions (Details) [Line Items]
Shares outstanding and held by the sponsor (in Shares)		20,000
Investor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price					300,000	300,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares outstanding and held by the sponsor (in Shares)				5,750,000
Finance transaction costs					1,750,000	1,750,000
Office space, administrative and shared personnel support services					10,000	10,000
Outstanding under the loans payable					1,161,000	428,000
Additional amount of loan payable					$ 2,300,000	$ 0
Private Placement Unit [Member]
Related Party Transactions (Details) [Line Items]
Aggregate number of warrants (in Shares)					500,000	500,000
Private placement price per share (in Dollars per share)					$ 10.00	$ 10.00
Aggregate purchase price					$ 5,000,000	$ 5,000,000
Price per share (in Dollars per share)					$ 11.50	$ 11.50
Warrants expire, term						5 years
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Business combination gross proceeds, percentage					3.50%	3.50%
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Business combination gross proceeds, percentage					5.50%	5.50%
Pre-IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price					$ 139,870	$ 139,870
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased shares (in Shares)				5,750,000
Common stock, par value (in Dollars per share)				$ 0.0001
Aggregate price				$ 25,000
Aggregate of cancelled shares (in Shares)				8,625,000
Founder Shares [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Initial business combination, description					The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.